Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000
Previously Paid Amount	0
Total Fee Amount	29,520
Total Offset Amount	0
Net Fee	$ 29,520